Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (Item 402(v)) and does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, see the Compensation Discussion and Analysis beginning on page 45.

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers (CEOs or PEOs) and our non-CEO NEOs (collectively, the Other NEOs) as presented in the Summary Compensation Table on page 75, (ii) the compensation actually paid (CAP) to our CEOs and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of CAP to those financial performance measures.

	PEO Pay				Non-PEO Pay		Value of Initial Fixed $100 Investment Based On			Percentile
Fiscal Year (a)	Summary Compensation Table Total for CEO ($) (b)		Compensation Actually Paid to CEO ($) (c)		Average Summary Compensation Table Total for non-CEO NEOs ($) (d)	Average Compensation Actually Paid to non-CEO NEOs ($) (e)	Southern Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income ($s millions) (h)	Company Selected Measure One-Year Relative TSR Percentile ($) (i)
	Womack	Fanning	Womack	Fanning
2023	23,521,052	33,469,800	18,378,941	40,567,478	5,555,346	6,433,480	129.49	101.02	3,976	86th
2022	—	24,006,670	—	42,131,615	5,668,554	6,722,302	126.71	111.24	3,524	77th
2021	—	21,243,559	—	35,516,807	5,210,958	7,015,374	117.07	113.92	2,393	45th
2020	—	22,366,850	—	23,821,625	7,160,434	6,386,601	100.63	99.38	3,119	70th

Named Executive Officers, Footnote [Text Block]

Names of CEOs and Other NEOs (columns (b), (c), (d) and (e))

2023: CEO - Thomas A. Fanning: January 1 to May 24, Christopher C. Womack: May 24 to December 31; Other NEOs - Daniel S. Tucker, Kimberly S. Greene, James Y. Kerr, and Stephen E. Kuczynski

2022: CEO - Thomas A. Fanning; Other NEOs - Daniel S. Tucker, Christopher C. Womack, Stephen E. Kuczynski and Mark A. Crosswhite

2021: CEO - Thomas A. Fanning; Other NEOs - Daniel S. Tucker, Mark. A. Crosswhite, Stephen E. Kuczynski, Christopher C. Womack, Andrew W. Evans, and W. Paul Bowers

2020: CEO - Thomas A. Fanning; Other NEOs - Andrew W. Evans, W. Paul Bowers, Mark A. Crosswhite and Stephen E. Kuczynski

Peer Group Issuers, Footnote [Text Block]

Column (g)

The peer group utilized in the table above is the Philadelphia Utilities Sector Index (UTY). For each Covered Year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

Adjustment To PEO Compensation, Footnote [Text Block]

Column (c and e)

To calculate Compensation Actually Paid (CAP) to the CEO for 2023, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table (SCT):

2023 Fiscal Year	Summary Compensation Total ($)	Minus: SCT “Stock Awards” ($)	Minus: SCT “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
Womack	23,521,052	10,009,683	9,352,563	13,885,386	334,749	18,378,941
Fanning	33,469,800	17,375,310	10,050,149	33,398,578	1,106,559	40,567,478
Average Non-PEO NEOs	5,555,346	2,349,586	1,052,475	3,956,833	323,362	6,433,480

The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the SCT for each covered year.

Stock Award Fair Value The addition of Stock Award Fair Value reflects:

	PEO		Average
	Womack	Fanning	Non-PEO NEOs
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$12,937,890	$27,765,593	$3,271,123
Fair Value of Awards Granted during Year that vested during such Year	—	—	—
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$617,855	$4,531,859	$468,646
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$329,641	$1,101,126	$217,064
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	—	—	—
Increase based upon Incremental Fair Value of Awards modified during Year	—	—	—
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award	—	—	—
Total	$13,885,386	$33,398,578	$3,956,833

Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 75.

Pension Service Cost The addition of Pension Service Costs reflects the annual service costs for the Pension Plan and supplemental pension plans described on page 81.

►	Womack: Pension Plan - $45,318; SBP-P and SERP - $289,431
►	Fanning: Pension Plan - $43,523; SBP-P and SERP - $1,063,036
►	Average Non-PEO NEOs: Pension Plan - $41,908; SBP-P and SERP - $281,455

There were no plan amendments during the covered year that resulted in prior service costs.

Column (f)

For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, par value $5.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing stock price on the NYSE on December 31, 2019 through and including the last day of the covered year (each, a Measurement Period), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Non-PEO NEO Average Total Compensation Amount			$ 5,555,346	$ 5,668,554	$ 5,210,958	$ 7,160,434
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,433,480	6,722,302	7,015,374	6,386,601
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (c and e)

To calculate Compensation Actually Paid (CAP) to the CEO for 2023, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table (SCT):

2023 Fiscal Year	Summary Compensation Total ($)	Minus: SCT “Stock Awards” ($)	Minus: SCT “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
Womack	23,521,052	10,009,683	9,352,563	13,885,386	334,749	18,378,941
Fanning	33,469,800	17,375,310	10,050,149	33,398,578	1,106,559	40,567,478
Average Non-PEO NEOs	5,555,346	2,349,586	1,052,475	3,956,833	323,362	6,433,480

The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the SCT for each covered year.

Stock Award Fair Value The addition of Stock Award Fair Value reflects:

	PEO		Average
	Womack	Fanning	Non-PEO NEOs
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$12,937,890	$27,765,593	$3,271,123
Fair Value of Awards Granted during Year that vested during such Year	—	—	—
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$617,855	$4,531,859	$468,646
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$329,641	$1,101,126	$217,064
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	—	—	—
Increase based upon Incremental Fair Value of Awards modified during Year	—	—	—
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award	—	—	—
Total	$13,885,386	$33,398,578	$3,956,833

Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 75.

Pension Service Cost The addition of Pension Service Costs reflects the annual service costs for the Pension Plan and supplemental pension plans described on page 81.

►	Womack: Pension Plan - $45,318; SBP-P and SERP - $289,431
►	Fanning: Pension Plan - $43,523; SBP-P and SERP - $1,063,036
►	Average Non-PEO NEOs: Pension Plan - $41,908; SBP-P and SERP - $281,455

There were no plan amendments during the covered year that resulted in prior service costs.

Column (f)

For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, par value $5.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing stock price on the NYSE on December 31, 2019 through and including the last day of the covered year (each, a Measurement Period), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid v. Southern TSR & Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid vs. 1-Yr rTSR*
Tabular List [Table Text Block]
Most Important Performance Measures

This table provides what the Company believes represent the most important financial performance measures (including relative TSR) we used to link CAP for our PEO and non-PEO NEOs for 2023 to our performance for 2023:

1-year Relative TSR
3-year Relative TSR
Return on Equity (ROE)
Earnings per Share (EPS)
GHG Reduction Metric

Total Shareholder Return Amount			$ 129.49	126.71	117.07	100.63
Peer Group Total Shareholder Return Amount			101.02	111.24	113.92	99.38
Net Income (Loss) Attributable to Parent			$ 3,976,000,000	$ 3,524,000,000	$ 2,393,000,000	$ 3,119,000,000
Company Selected Measure Amount			86	77	45	70
PEO Name	Thomas A. Fanning	Christopher C. Womack		Thomas A. Fanning	Thomas A. Fanning	Thomas A. Fanning
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			1-year Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			3-year Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity (ROE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Earnings per Share (EPS)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			GHG Reduction Metric
Non P E O Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 2,349,586
Non P E O Change In Pension Value And Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,052,475
Non P E O Stock Award Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,956,833
Non P E O Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			323,362
Non P E O Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,271,123
Non P E O Fair Value Of Awards Granted During Year That Vested During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non P E O Change In Fair Value From Prior December 31 To December 31 Of Year Of Awards Granted In Prior Years That Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			468,646
Non P E O Change In Fair Value From Prior December 31 To Vesting Date For Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			217,064
Non P E O Deduction Of Fair Value Of Awards Grantedin Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non P E O Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non P E O Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non P E O Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,956,833
Womack [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			23,521,052	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			18,378,941	0	0	0
Womack [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,009,683
Womack [Member] | Change In Pension Value And Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,352,563
Womack [Member] | Stock Award Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,885,386
Womack [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			334,749
Womack [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,937,890
Womack [Member] | Fair Value Of Awards Granted During Year That Vested During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Womack [Member] | Change In Fair Value From Prior December 31 To December 31 Of Year Of Awards Granted In Prior Years That Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			617,855
Womack [Member] | Change In Fair Value From Prior December 31 To Vesting Date For Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			329,641
Womack [Member] | Deduction Of Fair Value Of Awards Grantedin Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Womack [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Womack [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Womack [Member] | Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,885,386
Fanning [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			33,469,800	24,006,670	21,243,559	22,366,850
PEO Actually Paid Compensation Amount			40,567,478	$ 42,131,615	$ 35,516,807	$ 23,821,625
Fanning [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,375,310
Fanning [Member] | Change In Pension Value And Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,050,149
Fanning [Member] | Stock Award Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			33,398,578
Fanning [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,106,559
Fanning [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			27,765,593
Fanning [Member] | Fair Value Of Awards Granted During Year That Vested During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Fanning [Member] | Change In Fair Value From Prior December 31 To December 31 Of Year Of Awards Granted In Prior Years That Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,531,859
Fanning [Member] | Change In Fair Value From Prior December 31 To Vesting Date For Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,101,126
Fanning [Member] | Deduction Of Fair Value Of Awards Grantedin Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Fanning [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Fanning [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Fanning [Member] | Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 33,398,578